Stockholders' Equity (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) vote	Dec. 31, 2021 USD ($)
Equity [Abstract]
Number of votes per share of common stock | vote	1
Treasury stock | $	$ 0	$ 0